SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	16. SUBSEQUENT EVENTS In January 2023, the Company converted 2,023 shares of Series B preferred stock into debt.

18. SUBSEQUENT EVENTS

On October 11, 2022, the Company entered into a series of Senior Secured Promissory Notes, as part of a revolving line of credit for the aggregate original principal amount at any one time outstanding of up to Five Million Dollars ($5,000,000.00) (the “Revolving Line”). Each of the Notes is pari passu in right of payment with each of the other notes. The Company currently has $2,102,778 outstanding on the Revolving Line, after $1,201,602 was exchanged for 12,017 shares of Series B Preferred Stock and 8,585,575 shares of common stock. Additionally, the Company issued warrants to purchase an aggregate of 186,136,207 shares of common stock at a purchase price of $.012463.

On October 19, 2022, the Company terminated its employment agreement with the former CEO of FluidFi, Inc. for cause. The Board of Directors voted to remove the former CEO of FluidFi, Inc. from the Board.